ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2013
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

13. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

        Accrued expenses and other current liabilities consist of the following at:

	December 31,
	2012	2013
Advance from customers(i)	9,564,598	12,619,824
Payables for rental expenses	6,740,257	8,237,354
Business taxes and other tax payable	3,488,952	3,678,500
Payable of advertising fees	1,765,970	2,771,667
Accrued payroll, welfare and other social expenses	1,575,937	1,896,862
Other accounts payable to third parties	1,581,691	1,591,889
Accrued professional fees	814,966	773,800
Payable of distribution and promotion fees	1,800,597	536,052
Deposits payable	206,272	420,827
Advance from third parties	80,256	82,594
Payable of production costs	525,603	25,384

Total	28,145,099	32,634,753

(i)
Advance from customers represents upfront payments received from customers for licensing fees.